Offerings	Aug. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	1,172,538
Proposed Maximum Offering Price per Unit	4.89
Maximum Aggregate Offering Price	$ 5,733,710.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 791.83
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions.

Represents Ordinary Shares reserved for issuance upon the exercise of options that may be granted under the plan to which this Registration Statement relates.

The fee is based on the number of Ordinary Shares which may be issued under the Registrant’s Amended and Restated PolyPid Ltd. 2012 Share Option Plan this Registration Statement on Form S-8 relates to and is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sales price of PolyPid Ltd.’s Ordinary Shares as reported on the Nasdaq Global Market on August 7, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	327,462
Proposed Maximum Offering Price per Unit	4.46
Maximum Aggregate Offering Price	$ 1,460,480.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 201.70
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions.

Represents Ordinary Shares reserved for issuance upon the exercise of options that may be granted under the plan to which this Registration Statement relates.

Based on Rule 457(h), the proposed maximum offering price per share and proposed maximum aggregate offering price are calculated using the exercise price for such shares.